Earnings per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings per Share

9.       Earnings per Share

Under the two-class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed. The net income allocated to Class A and Series C shares was based on an as converted basis utilizing the two-class method.

Earnings are only allocated to participating securities in a period of net income if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such earnings. As a result, earnings are only be allocated to the Class A common shareholders and Series C preferred shareholders.

At June 30, 2021, there were 59,213 shares of incentive share grants unvested as part of management’s equity incentive plan. At June 30, 2020, there were 985,549 shares of incentive share grants unvested as part of management’s equity incentive plan.

	Six months ended June 30,
	2021	2020
Numerator:
Net income attributable to common shareholders	$34,224	$13,226
Undistributed income attributable to Series C participating preferred shares	—	(5,602)
Net income available to common shareholders, basic and diluted	$34,224	$7,624

Net income available to:
Class A, basic and diluted	34,224	7,624

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	34,136,307	17,632,674
Plus weighted average number of RSUs with service conditions	31,786	97,954
Common share and common share equivalents, dilutive	34,168,093	17,730,628

Basic earnings per share:
Class A	1.00	0.43

Diluted earnings per share:
Class A	1.00	0.43

Series C Preferred Shares-basic and diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	$—	$5,602
Basic weighted average number of Series C Preferred shares outstanding, as converted	—	12,955,188
Plus weighted average number of RSUs with service conditions	—	71,970
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	—	13,027,157
Basic earnings per share	n/a	0.43
Diluted earnings per share	n/a	0.43